Balance Sheet Components - Net Unrealized Gains (Losses) on Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 11,838	$ 17,667
Gross Unrealized Gains	1,613	0
Gross Unrealized Losses	0	(208)
Fair Value	13,451	17,459
Certificates of deposit
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,988	14,106
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	6,988	14,106
Publicly traded equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,850	3,561
Gross Unrealized Gains	1,613	0
Gross Unrealized Losses	0	(208)
Fair Value	$ 6,463	$ 3,353